UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  Sept 30, 2012
                                               ------------------

Check here if Amendment [ ]; Amendment Number:
                                              ---------

  This Amendment (Check only one.):  [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Cannell Capital LLC
          --------------------------------------
Address:  P.O. Box 3459
          --------------------------------------
          Jackson, WY 83001
          --------------------------------------

          --------------------------------------

Form 13F File Number:  28- 6453
                           -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	J. Carlo Cannell
        ------------------------------
Title:	Managing Member
        ------------------------------
Phone:	415-835-8300
        ------------------------------

Signature, Place, and Date of Signing:

       /s/ J. Carlo Cannell           Jackson, WY         11/14/2012
      ------------------------      ---------------     --------------
            [Signature]              [City, State]         [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                        Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              0
                                          --------------
Form 13F Information Table Entry  Total:       71
                                          --------------
Form 13F Information Table Value Total:    $  123,017
                                          --------------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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COLUMN 1                        COLUMN 2 COLUMN 3       COLUMN 4 COLUMN 5                COLUMN 6   COLUMN 7    COLUMN 8
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                                TITLE OF                   VALUE    SHRS OR   SH/ PUT/      INVESTMENT OTHER    VOTING AUTHORITY
NAME OF ISSUER                  CLASS       CUSIP          (x$1000) PRN AMT   PRN CALL      DISCRETION MANAGERS SOLE SHARED NONE
----------------------------------------------------------------------------------------------------------------------------------

BERKSHIRE HATHAWAY INC DEL      CL A        084670108      2,787    21               SH      SOLE                21        -      -
COWEN GROUP INC NEW             CL A        223622101      809      299,198          SH      SOLE                299,198   -      -
MAXLINEAR INC                   CL A        57776j100      670      100,093          SH      SOLE                100,093   -      -
TECUMSEH PRODS CO               CL A        878895200      81       15,582           SH      SOLE                15,582    -      -
TELECOMMUNICATION SYS INC       CL A        87929j103      6,582    3,032,975        SH      SOLE                3,032,975 -      -
VALUEVISION MEDIA INC           CL A        92047k107      5,990    2,548,726        SH      SOLE                2,548,726 -      -
ACCELRYS INC                    COM         00430u103      67       7,792            SH      SOLE                7,792     -      -
ACORN ENERGY INC                COM         004848107      715      80,158           SH      SOLE                80,158    -      -
ALTRA HOLDINGS INC              COM         02208r106      197      10,800           SH      SOLE                10,800    -      -
AV HOMES INC                    COM         00234p102      5,017    338,101          SH      SOLE                338,101   -      -
BIGLARI HLDGS INC               COM         08986r101      511      1,400            SH      SOLE                1,400     -      -
BSB BANCORP INC MD              COM         05573h108      322      24,973           SH      SOLE                24,973    -      -
CAL DIVE INTL INC DEL           COM         12802t101      58       38,192           SH      SOLE                38,192    -      -
CALLIDUS SOFTWARE INC           COM         13123e500      2,184    442,993          SH      SOLE                442,993   -      -
CENTRAL GARDEN & PET CO         COM         153527106      2,063    173,498          SH      SOLE                173,498   -      -
DEMAND MEDIA INC                COM         24802n109      109      10,024           SH      SOLE                10,024    -      -
DOUGLAS DYNAMICS INC            COM         25960r105      1,981    133,946          SH      SOLE                133,946   -      -
EASTERN INS HLDGS INC           COM         276534104      335      20,000           SH      SOLE                20,000    -      -
ECHO GLOBAL LOGISTICS INCZ      COM         27875t101      4,466    260,435          SH      SOLE                260,435   -      -
ESSA BANCORP INC                COM         29667d104      336      32,339           SH      SOLE                32,339    -      -
FEDFIRST FINL CORP NEW          COM         31429c101      332      21,955           SH      SOLE                21,955    -      -
GLU MOBILE INC                  COM         379890106      3,729    803,662          SH      SOLE                803,662   -      -
GRAFTECH INTL LTD               COM         384313102      112      12,497           SH      SOLE                12,497    -      -
GT ADVANCED TECHNOLOGIES INC    COM         36191u106      42       7,642            SH      SOLE                7,642     -      -
HAWAIIAN TELCOM HOLDCO INC      COM         420031106      3,095    174,582          SH      SOLE                174,582   -      -
HERCULES OFFSHORE INC           COM         427093109      250      51,249           SH      SOLE                51,249    -      -
HOOPER HOLMES INC CMN           COM         439104100      2,859    4,466,758        SH      SOLE                4,466,758 -      -
ID SYSTEMS INC CMN              COM         449489103      948      164,634          SH      SOLE                164,634   -      -
INTRALINKS HLDGS INC            COM         46118h104      5,244    801,870          SH      SOLE                801,870   -      -
JACKSONVILLE BANCORP INC MD     COM         46924r106      287      17,392           SH      SOLE                17,392    -      -
KRISPY KREME DOUGHNUTS INC CMN  COM         501014104      2,684    338,489          SH      SOLE                338,489   -      -
LAKELAND INDS INC               COM         511795106      348      58,478           SH      SOLE                58,478    -      -
LATTICE SEMICONDUCTOR CORP      COM         518415104      254      66,181           SH      SOLE                66,181    -      -
LEE ENTERPRISES INC             COM         523768109      937      632,942          SH      SOLE                632,942   -      -
LEMAITRE VASCULAR INC           COM         525558201      2,414    376,037          SH      SOLE                376,037   -      -
LHC GROUP INC                   COM         50187a107      89       4,829            SH      SOLE                4,829     -      -
LIMONEIRA ORD                   COM         532746104      1,379    74,812           SH      SOLE                74,812    -      -
MEDLEY CAP CORP                 COM         58503f106      581      41,287           SH      SOLE                41,287    -      -
MOCON INC                       COM         607494101      2,065    139,354          SH      SOLE                139,354   -      -
NATUS MEDICAL INC DEL           COM         639050103      2,246    171,854          SH      SOLE                171,854   -      -
NEW YORK & CO INC               COM         649295102      3,028    807,593          SH      SOLE                807,593   -      -
NORTH AMERN ENERGY PARTNERS     COM         656844107      2,488    863,934          SH      SOLE                863,934   -      -
ONEIDA FINL CORP MD             COM         682479100      612      56,500           SH      SOLE                56,500    -      -
ONLINE RES CORP                 COM         68273g101      4,265    1,455,537        SH      SOLE                1,455,537 -      -
PC-TEL INC                      COM         69325q105      2,041    289,475          SH      SOLE                289,475   -      -
PEERLESS SYS CORP               COM         705536100      166      43,970           SH      SOLE                43,970    -      -
PEP BOYS MANNY MOE & JACK       COM         713278109      4,558    447,743          SH      SOLE                447,743   -      -
PGT INC                         COM         69336v101      167      50,842           SH      SOLE                50,842    -      -
REIS INC                        COM         75936p105      3,105    271,391          SH      SOLE                271,391   -      -
RESPONSYS INC                   COM         761248103      178      17,406           SH      SOLE                17,406    -      -
RICHARDSON ELECTRS LTD          COM         763165107      3,755    316,370          SH      SOLE                316,370   -      -
SABRA HEALTH CARE REIT INC      COM         78573l106      218      10,887           SH      SOLE                10,887    -      -
SHORETEL INC                    COM         825211105      164      39,999           SH      SOLE                39,999    -      -
SPARK NETWORKS INC              COM         84651p100      3,140    513,153          SH      SOLE                513,153   -      -
STONERIDGE INC                  COM         86183p102      3,235    650,818          SH      SOLE                650,818   -      -
THERAGENICS CORP                COM         883375107      1,545    908,969          SH      SOLE                908,969   -      -
THESTREET INC                   COM         88368q103      3,468    2,266,718        SH      SOLE                2,266,718 -      -
URANERZ ENERGY CORP             COM         91688t104      700      429,269          SH      SOLE                429,269   -      -
W P CAREY & CO LLC              COM         92936u109      750      15,300           SH      SOLE                15,300    -      -
CONTANGO OIL & GAS COMPANY      COM NEW     21075n204      209      4,259            SH      SOLE                4,259     -      -
HALCON RES CORP                 COM NEW     40537q209      1,319    180,000          SH      SOLE                180,000   -      -
MULTIBAND CORP                  COM NEW     62544x209      3,899    1,813,304        SH      SOLE                1,813,304 -      -
OUTDOOR CHANNEL HLDGS INC       COM NEW     690027206      2,221    305,077          SH      SOLE                305,077   -      -
POINTS INTL LTD                 COM NEW     730843208      2,384    207,487          SH      SOLE                207,487   -      -
SABA SOFTWARE INC               COM NEW     784932600      131      13,125           SH      SOLE                13,125    -      -
U S CONCRETE INC                COM NEW     90333l201      2,262    349,147          SH      SOLE                349,147   -      -
U S CONCRETE INC                DEBT 9.5%   90333laf9      71       67,000           SH      SOLE                67,000    -      -
PULSE ELECTRONICS CORP          NOTE 7%     74586waa4      5,228    7,000,000        SH      SOLE                7,000,000 -      -
SCHOOL SPECIALTY INC            SDCV 3.75%  807863am7      1,800    3,000,000        SH      SOLE                3,000,000 -      -
GLOBAL SHIP LEASE INC NEW       SHS A       y27183105      561      164,650          SH      SOLE                164,650   -      -
PROSHARES TR                    ULTSHT C 25 74347x567      174      6,975            SH      SOLE                6,975     -      -





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